SCHEDULE OF GEOGRAPHIC REVENUE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 7,605,059	$ 7,053,865
CA country [member]
IfrsStatementLineItems [Line Items]
Revenue	6,919,038	4,982,373
United states [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 686,021	$ 2,071,492